SHARE-BASED COMPENSATION - Plan Information On Uotstanding and Exercisable Awards (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Awards Outstanding
Number outstanding (in shares)	11,539,088
Average Remaining Contractual Life	7 years 4 months 21 days
Aggregate Intrinsic Value	$ 217.1
Awards Exercisable
Number exercisable (in shares)	4,618,095
Average Remaining Contractual Life	5 years 7 days
Aggregate Intrinsic Value	$ 77.8
Options
Awards Outstanding
Number outstanding (in shares)	2,155,931	4,042,175
Average Remaining Contractual Life	2 years 11 months 23 days
Aggregate Intrinsic Value	$ 32.0
Awards Exercisable
Number exercisable (in shares)	2,154,994
Average Remaining Contractual Life	2 years 11 months 23 days
Aggregate Intrinsic Value	$ 32.0
SARs
Awards Outstanding
Number outstanding (in shares)	186,410	253,090
Average Remaining Contractual Life	6 years 3 months 29 days
Awards Exercisable
Number exercisable (in shares)	185,544
Average Remaining Contractual Life	6 years 4 months 2 days
RSUs
Awards Outstanding
Number outstanding (in shares)	9,196,747	7,441,839
Average Remaining Contractual Life	8 years 5 months 9 days
Aggregate Intrinsic Value	$ 185.1
Awards Exercisable
Number exercisable (in shares)	2,277,557
Average Remaining Contractual Life	6 years 10 months 2 days
Aggregate Intrinsic Value	$ 45.8
$2.74 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 2.74
Awards Outstanding
Number outstanding (in shares)	46,300
Average Remaining Contractual Life	6 months
Aggregate Intrinsic Value	$ 0.8
Awards Exercisable
Number exercisable (in shares)	46,300
Average Remaining Contractual Life	6 months
Aggregate Intrinsic Value	$ 0.8
$3.40 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 3.40
Awards Outstanding
Number outstanding (in shares)	260,950
Average Remaining Contractual Life	1 year 1 month 2 days
Aggregate Intrinsic Value	$ 4.4
Awards Exercisable
Number exercisable (in shares)	260,950
Average Remaining Contractual Life	1 year 1 month 2 days
Aggregate Intrinsic Value	$ 4.4
$3.43 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 3.43
Awards Outstanding
Number outstanding (in shares)	164,720
Average Remaining Contractual Life	2 years 5 months 12 days
Aggregate Intrinsic Value	$ 2.8
Awards Exercisable
Number exercisable (in shares)	164,720
Average Remaining Contractual Life	2 years 5 months 12 days
Aggregate Intrinsic Value	$ 2.8
$3.51 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 3.51
Awards Outstanding
Number outstanding (in shares)	610,225
Average Remaining Contractual Life	2 years 10 months 10 days
Aggregate Intrinsic Value	$ 10.1
Awards Exercisable
Number exercisable (in shares)	610,225
Average Remaining Contractual Life	2 years 10 months 10 days
Aggregate Intrinsic Value	$ 10.1
$4.16 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 4.16
Awards Outstanding
Number outstanding (in shares)	374,108
Average Remaining Contractual Life	3 years 5 months 5 days
Aggregate Intrinsic Value	$ 6.0
Awards Exercisable
Number exercisable (in shares)	373,171
Average Remaining Contractual Life	3 years 5 months 1 day
Aggregate Intrinsic Value	$ 6.0
$8.77 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 8.77
Awards Outstanding
Number outstanding (in shares)	699,628
Average Remaining Contractual Life	3 years 10 months 6 days
Aggregate Intrinsic Value	$ 7.9
Awards Exercisable
Number exercisable (in shares)	699,628
Average Remaining Contractual Life	3 years 10 months 6 days
Aggregate Intrinsic Value	$ 7.9
$16.95 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 16.95
Awards Outstanding
Number outstanding (in shares)	2,500
Average Remaining Contractual Life	4 years 11 months 19 days
Awards Exercisable
Number exercisable (in shares)	2,500
Average Remaining Contractual Life	4 years 11 months 19 days
$19 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 19.00
Awards Outstanding
Number outstanding (in shares)	25,000
Average Remaining Contractual Life	5 years 6 months 26 days
Awards Exercisable
Number exercisable (in shares)	25,000
Average Remaining Contractual Life	5 years 6 months 26 days
$20.99 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 20.99
Awards Outstanding
Number outstanding (in shares)	8,910
Average Remaining Contractual Life	4 years 10 months 28 days
Awards Exercisable
Number exercisable (in shares)	8,044
Average Remaining Contractual Life	4 years 10 months 28 days
38.99 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 38.99
Awards Outstanding
Number outstanding (in shares)	150,000
Average Remaining Contractual Life	6 years 6 months 22 days
Awards Exercisable
Number exercisable (in shares)	150,000
Average Remaining Contractual Life	6 years 6 months 22 days